March 27, 2015

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variflex Separate Account
1940 Act Registration Number: 811-03957
1933 Act Registration Numbers: 002-89328 and 333-36529
CIK: 0000740583
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 27, 2015
American Century Variable Portfolios, Inc.	0000814680	February 20, 2015
Dreyfus Investment Portfolios	0001056707	February 12, 2015
Dreyfus Variable Investment Fund	0000813383	February 13, 2015
Guggenheim Variable Funds Trust	0000217087	March 11, 2015
Legg Mason Partners Variable Equity Trust	0001176343	February 25, 2015
MFS® Variable Insurance Trust	0000918571	February 26, 2015
Neuberger Berman Advisers Management Trust	0000736913	March 3, 2015

Securities and Exchange Commission
March 27, 2015
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Oppenheimer Variable Account Funds	0000752737	February 25, 2015
PIMCO Variable Insurance Trust	0001047304	February 27, 2015
Royce Capital Fund	0001006387	February 27, 2015
Rydex Variable Trust	0001064046	March 11, 2015

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company